Loans and Borrowings - Summary of Long - Term Loans and Borrowings (Detail) € in Millions, ₨ in Millions, ر.س in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 AUD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 BRL (R$)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 EUR (€)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 AUD ($)	Mar. 31, 2017 GBP (£)	Mar. 31, 2017 SAR (ر.س)	Mar. 31, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 54,688					₨ 17,391
Obligations under finance leases	5,442					8,280
Liabilities directly associated with assets held for sale	(1,469)
Finance lease liabilities	3,973					8,280
Total	58,661					25,671
Non-current portion of long term loans and borrowings	45,268	$ 695				19,611
Current portion of long term loans and borrowings	13,393					6,060
Total	58,661					25,671
Unsecured external commercial borrowing 1.81% June 2018 [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 9,777	$ 150				9,728		$ 150
Interest rate	1.94%	1.94%	1.94%	1.94%	1.94%
Final maturity	June 2018
Unsecured term loan [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 40,715	$ 625				118		$ 2
Final maturity	June 2021
Unsecured term loan [member] | U.S.Dollar [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.90%	1.90%	1.90%	1.90%	1.90%
Unsecured term loan [member] | U.S.Dollar [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.81%	3.81%	3.81%	3.81%	3.81%
Unsecured term loan [member] | Canadian Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 3,660			$ 72		4,131						$ 85
Final maturity	July 2021
Unsecured term loan [member] | Canadian Dollar [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.20%	1.20%	1.20%	1.20%	1.20%
Unsecured term loan [member] | Canadian Dollar [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.26%	3.26%	3.26%	3.26%	3.26%
Unsecured term loan [member] | Indian Rupee [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 366					714
Final maturity	December 2021
Unsecured term loan [member] | Indian Rupee [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	8.30%	8.30%	8.30%	8.30%	8.30%
Unsecured term loan [member] | Indian Rupee [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	9.40%	9.40%	9.40%	9.40%	9.40%
Unsecured term loan [member] | Australian Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 92		$ 2			116			$ 2
Interest rate	4.65%	4.65%	4.65%	4.65%	4.65%
Final maturity	January 2022
Unsecured term loan [member] | Great British Pound [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 42					73				£ 1
Interest rate	2.93%	2.93%	2.93%	2.93%	2.93%
Final maturity	February 2022
Unsecured term loan [member] | EURO [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 24					1,282	€ 19
Interest rate	2.98%	2.98%	2.98%	2.98%	2.98%
Final maturity	December 2020
Unsecured term loan [member] | Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Unsecured loans	₨ 12				R$ 1
Interest rate	14.04%	14.04%	14.04%	14.04%	14.04%
Final maturity	May 2019
Unsecured term loan [member] | Saudi Arabian Riyal [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans						₨ 1,229					ر.س 71